Consolidated Statement of Changes in Shareholders' Equity (Unaudited) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Common stock
Common stock, balance, beginning of year	$ 21,500	$ 21,161
Common stock, employee share-based compensation	94	106
Common stock, compensation amortization under share-based plans and other changes	100	100
Common stock, balance, end of period	21,694	21,367
Retained earnings
Retained earnings, balance, beginning of year	24,291	21,352
Net income	1,735	1,821
Dividends	(367)	(367)
Retained earnings, other	3
Retained earnings, balance, end of period	25,662	22,806
Accumulated other comprehensive income, net of tax
Accumulated other comprehensive income, net of tax, balance, beginning of year	810	2,236
Other comprehensive income (loss)	752	(1,516)
Accumulated other comprehensive income, net of tax, balance, end of period	1,562	720
Treasury stock (at cost)
Treasury stock (at cost), balance, beginning of year	(21,805)	(19,344)
Treasury stock (at cost), treasury stock acquired - share repurchase authorization	(1,525)	(600)
Treasury stock (at cost), net shares acquired related to employee share-based compensation plans	(56)	(59)
Treasury stock (at cost), balance, end of period	(23,386)	(20,003)
Total shareholders' equity	$ 25,532	$ 24,890
Common shares outstanding
Common shares outstanding, balance, beginning of year	353.5	377.4
Common shares outstanding, treasury stock acquired - share repurchase authorization	(17.3)	(7.3)
Common shares outstanding, net shares issued under employee share-based compensation plans	2.8	3.4
Common shares outstanding, balance, end of period	339.0	373.5